9. INVESTMENTS IN ASSOCIATES (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Share of profit (loss) from associates	$ 44	$ 7	$ (10)
Oldelval
Disclosure of associates [line items]
Share of profit (loss) from associates	44	11	0
Refinor
Disclosure of associates [line items]
Share of profit (loss) from associates	0	(1)	0
CIESA
Disclosure of associates [line items]
Share of profit (loss) from associates	$ 0	$ (3)	$ (10)